CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net income	$ 65,000	$ 48,349	$ 67,303
Adjustments to reconcile net income to net cash provided by operating activities
Provision for loan and lease losses	1,528	8,909	50,020
Depreciation and amortization	12,785	14,270	15,833
Stock-based compensation expense	3,970	3,803	4,186
Pension expense (income)	(1,137)	5,496	(481)
Net amortization of premiums/accretion of discounts on investment securities	7,379	13,088	12,171
Gains on sales of investments securities	(70)	(1,724)	(3,628)
Originations of loans held for sale	(145,377)	(152,324)	(223,075)
Net gains from sales of loans held for sale	(4,364)	(3,150)	(4,570)
Proceeds from sales of loans held for sale	144,803	158,853	232,523
Deferred income taxes	(22,405)	(25,328)	(14,085)
Decrease (increase) in interest receivable	(1,903)	(1,181)	3,267
Decrease (increase) in cash surrender value of life insurance	(4,255)	(4,187)	1,422
Decrease (increase) in prepaid expenses	(11,174)	495	5,321
Decrease (increase) in indemnification asset	(22,425)	(74,516)	(53,402)
(Decrease) increase in accrued expenses	(7,748)	(1,536)	3,374
(Decrease) increase in interest payable	30	(350)	(1,686)
Other	(2,833)	26,355	10,537
Net cash provided by (used in) operating activities	56,654	164,354	211,834
Investing activities
Proceeds from sales of investment securities available-for-sale	166,356	92,684	240,316
Proceeds from calls, paydowns and maturities of securities available-for-sale	101,420	186,820	269,236
Purchases of securities available-for-sale	(147,854)	(214,398)	(1,022,772)
Proceeds from calls, paydowns and maturities of securities held-to-maturity	105,623	157,647	154,071
Purchases of securities held-to-maturity	(140,426)	(233,111)	(7,521)
Net decrease (increase) in interest-bearing deposits with other banks	3,200	(1,489)	351,057
Net decrease (increase) in loans and leases	(226,558)	(108,417)	15,792
Proceeds from disposal of other real estate owned	30,570	27,319	35,357
Purchases of premises and equipment	(10,609)	(7,295)	(25,502)
Net cash acquired from acquisition	34,300	0	0
Net cash provided by (used in) investing activities	(83,978)	(100,240)	10,034
Financing activities
Net (decrease) increase in total deposits	249,630	(118,333)	(687,000)
Net (decrease) increase in short-term borrowings	(162,248)	124,179	525,139
Payments on long-term borrowings	(33,220)	(14,394)	(1,313)
Cash dividends paid on common stock	(34,848)	(61,429)	(67,797)
Treasury stock purchase	(697)	(11,778)	(6,806)
Proceeds from exercise of stock options	1,056	73	320
Excess tax benefit on share-based compensation	153	686	438
Net cash provided by (used in) financing activities	19,826	(80,996)	(237,019)
Cash and Due from Banks
Net increase (decrease) in Cash and Due from Banks	(7,498)	(16,882)	(15,151)
Cash and Due from Banks at beginning of year	117,620	134,502	149,653
Cash and Due from Banks at end of year	110,122	117,620	134,502
Supplemental disclosures
Interest paid	18,154	17,238	29,276
Income taxes paid	61,180	36,312	54,685
Acquisition of other real estate owned through foreclosure	10,537	37,700	29,956
Issuance of restricted stock awards	4,601	4,730	4,943
Common stock issued in bank acquisitions	60,429	0	0
Supplemental schedule for investing activities
Assets acquired, net of purchase considerations	630,170	0	0
Liabilities assumed	672,859	0	0
Goodwill	$ 42,689	$ 0	$ 0